Customer And Supplier Concentration (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SOI Wafers
Concentration Risk [Line Items]
Amount due to supplier	$ 63,237	$ 32,450
Customer A
Concentration Risk [Line Items]
Trade receivables	178,506	129,895
Customer B
Concentration Risk [Line Items]
Trade receivables	$ 159,597	$ 100,410
Customer Risk | Customer A
Concentration Risk [Line Items]
Customer concentration risk (as a percent)	12.00%	21.00%	28.00%
Customer Risk | Customer B
Concentration Risk [Line Items]
Customer concentration risk (as a percent)	15.00%	11.00%	8.00%
Supplier Risk | SOI Wafers
Concentration Risk [Line Items]
Supplier concentration risk (as a percent)	46.00%	52.00%	42.00%